Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases, Future Minimum Payments Due	$ 187,391
Property, Plant and Equipment, Gross	3,204,635	$ 2,973,140
Other Liabilities, Noncurrent	$ 135,292	130,124
Leases [Abstract]
Land Buildings And Equipment Expiration Date	through 2108
Operating Leases, Rent Expense, Minimum Rentals	$ 7,300	5,900	$ 5,100
Unrecorded Unconditional Purchase Obligation, Purchases	85,300	85,000	85,200
Unrecorded Unconditional Purchase Obligation Offsetting Sales	4,500	$ 4,500	$ 4,400
Operating And Capital Leases Table [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	5,065
Operating Leases, Future Minimum Payments, Due in Two Years	5,043
Operating Leases, Future Minimum Payments, Due in Three Years	6,601
Operating Leases, Future Minimum Payments, Due in Four Years	7,137
Operating Leases, Future Minimum Payments, Due in Five Years	7,283
Operating Leases, Future Minimum Payments, Due Thereafter	156,262
Capital Leases, Future Minimum Payments Due, Current	3
Capital Leases, Future Minimum Payments Due in Two Years	0
Capital Leases, Future Minimum Payments Due in Three Years	0
Capital Leases, Future Minimum Payments Due in Four Years	0
Capital Leases, Future Minimum Payments Due in Five Years	0
Capital Leases, Future Minimum Payments Due Thereafter	0
Capital Leases, Future Minimum Payments Due	3
Future Minimum Payments Due Current	5,068
Future Minimum Payments Due In Two Years	5,043
Future Minimum Payments Due In Three Years	6,601
Future Minimum Payments Due In Four Years	7,137
Future Minimum Payments Due In Five Years	7,283
Future Minimum Payments Due Thereafter	156,262
Future Minimum Payments Due Total	187,394
Gas Purchase Agreements [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	63,944
Unrecorded Unconditional Purchase Obligation, Due within Two Years	2,729
Unrecorded Unconditional Purchase Obligation, Due within Three Years	2,729
Unrecorded Unconditional Purchase Obligation, Due within Four Years	2,273
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0
Unrecorded Unconditional Purchase Obligation	71,675
Unrecorded Unconditional Purchase Obligation Amount Representing Interest	601
Unrecorded Unconditional Purchase Obligation Total At Present Value	71,074
Pipeline Capacity Purchase Agreements [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	79,891
Unrecorded Unconditional Purchase Obligation, Due within Two Years	82,129
Unrecorded Unconditional Purchase Obligation, Due within Three Years	77,028
Unrecorded Unconditional Purchase Obligation, Due within Four Years	65,630
Unrecorded Unconditional Purchase Obligation, Due within Five Years	60,050
Unrecorded Unconditional Purchase Obligation, Due after Five Years	601,844
Unrecorded Unconditional Purchase Obligation	966,572
Unrecorded Unconditional Purchase Obligation Amount Representing Interest	174,542
Unrecorded Unconditional Purchase Obligation Total At Present Value	792,030
Pipeline Capacity Release Agreements [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	3,581
Unrecorded Unconditional Purchase Obligation, Due within Two Years	0
Unrecorded Unconditional Purchase Obligation, Due within Three Years	0
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0
Unrecorded Unconditional Purchase Obligation	3,581
Unrecorded Unconditional Purchase Obligation Amount Representing Interest	24
Unrecorded Unconditional Purchase Obligation Total At Present Value	$ 3,557
New Headquarters Lease 1st Renewal Period [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Lessee, Operating Lease, Renewal Term	7 years
New Headquarters Lease 2nd Renewal Period [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Lessee, Operating Lease, Renewal Term	7 years
New Headquarters Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Lessee, Operating Lease, Term of Contract	20 years
Lease Expected Commencement Year	1/1/2020
Operating Leases, Future Minimum Payments Due	$ 160,000
Current Headquarters Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Lease Expiration Date	Jan. 01, 2020
Build to Suit Lease [Member] | New Headquarters Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Property, Plant and Equipment, Gross	$ 500
Other Liabilities, Noncurrent	$ 500